Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 6,659	$ 4,985	$ 5,075
Technology And Product Development [Member]
Depreciation expense	4,001	1,036	958
General and Administrative Expense [Member]
Depreciation expense	$ 2,658	$ 3,949	$ 4,117